UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	June 30, 2016

Date of reporting period:	March 31, 2016

Item 1. Schedule of Investments:

Putnam International Value Fund

The fund's portfolio
3/31/16 (Unaudited)

COMMON STOCKS (98.1%)(a)
		Shares	Value

Aerospace and defense (1.9%)

Airbus Group SE (France)		25,199	$1,672,105

BAE Systems PLC (United Kingdom)		196,330	1,430,896

			3,103,001
Airlines (1.2%)

Japan Airlines Co., Ltd. (Japan)		52,000	1,904,518

			1,904,518
Automobiles (4.5%)

Daimler AG (Registered Shares) (Germany)		25,065	1,921,604

Nissan Motor Co., Ltd. (Japan)		309,600	2,865,062

Toyota Motor Corp. (Japan)		28,300	1,496,660

Yamaha Motor Co., Ltd. (Japan)		57,700	959,744

			7,243,070
Banks (13.5%)

Bank of Ireland (Ireland)(NON)		4,445,820	1,288,810

Bank of Queensland, Ltd. (Australia)		272,938	2,535,755

Danske Bank A/S (Denmark)		46,438	1,306,819

DNB ASA (Norway)		69,868	825,452

ING Groep NV GDR (Netherlands)		385,473	4,641,833

Metro Bank PLC (United Kingdom)(NON)		41,326	1,115,863

Mizuho Financial Group, Inc. (Japan)		744,800	1,112,452

Natixis SA (France)		196,210	962,654

Permanent TSB Group Holdings PLC (Ireland)(NON)		279,726	861,464

Shinsei Bank, Ltd. (Japan)		646,000	843,769

Skandinaviska Enskilda Banken AB (Sweden)		120,043	1,139,623

Sumitomo Mitsui Financial Group, Inc. (Japan)		69,400	2,103,983

Swedbank AB Class A (Sweden)		56,631	1,213,245

Virgin Money Holdings UK PLC (United Kingdom)		314,528	1,657,205

			21,608,927
Beverages (1.1%)

Anheuser-Busch InBev SA/NV (Belgium)		14,604	1,820,557

			1,820,557
Building products (0.8%)

Compagnie De Saint-Gobain (France)		27,623	1,213,558

			1,213,558
Capital markets (1.2%)

Credit Suisse Group AG (Switzerland)		59,002	833,915

UBS Group AG (Switzerland)		70,636	1,131,374

			1,965,289
Chemicals (1.0%)

Akzo Nobel NV (Netherlands)		24,275	1,649,542

			1,649,542
Communications equipment (1.1%)

Nokia OYJ (Finland)(NON)		298,721	1,766,076

			1,766,076
Construction and engineering (2.0%)

Vinci SA (France)		43,880	3,258,414

			3,258,414
Construction materials (0.7%)

CRH PLC (Ireland)		39,655	1,117,312

			1,117,312
Diversified financial services (1.8%)

Challenger, Ltd. (Australia)		271,729	1,747,586

Eurazeo SA (France)		17,686	1,195,489

			2,943,075
Diversified telecommunication services (4.2%)

BCE, Inc. (Canada)		29,400	1,339,893

Com Hem Holding AB (Sweden)		87,189	803,399

Nippon Telegraph & Telephone Corp. (Japan)		39,200	1,688,583

Spark New Zealand, Ltd. (New Zealand)		689,452	1,739,405

Telecom Italia SpA RSP (Italy)		1,402,040	1,220,639

			6,791,919
Electric utilities (1.0%)

SSE PLC (United Kingdom)		76,640	1,636,581

			1,636,581
Food and staples retail (0.8%)

Seven & i Holdings Co., Ltd. (Japan)		29,400	1,251,809

			1,251,809
Food products (4.2%)

Barry Callebaut AG (Switzerland)		1,233	1,337,344

Kerry Group PLC Class A (Ireland)		26,079	2,428,948

Nestle SA (Switzerland)		25,382	1,895,362

Nomad Foods, Ltd. (United Kingdom)(NON)		116,500	1,049,665

			6,711,319
Household durables (1.7%)

Panasonic Corp. (Japan)		184,600	1,695,181

Skyworth Digital Holdings, Ltd. (China)		1,554,000	961,565

			2,656,746
Household products (0.6%)

Henkel AG & Co. KGaA (Preference) (Germany)		8,075	889,906

			889,906
Independent power and renewable electricity producers (0.7%)

Electric Power Development Co., Ltd. (Japan)		34,000	1,061,886

			1,061,886
Industrial conglomerates (1.9%)

Siemens AG (Germany)		29,113	3,085,738

			3,085,738
Insurance (7.9%)

Admiral Group PLC (United Kingdom)		25,572	726,205

AIA Group, Ltd. (Hong Kong)		338,600	1,918,370

Allianz SE (Germany)		8,056	1,309,601

AXA SA (France)		102,549	2,410,910

Chubb, Ltd.		16,286	1,940,477

Prudential PLC (United Kingdom)		146,969	2,725,877

SCOR SE (France)		48,358	1,715,278

			12,746,718
IT Services (0.5%)

Worldpay Group PLC (United Kingdom)(NON)		220,105	865,846

			865,846
Media (3.2%)

Atresmedia Corporacion de Medios de Comunicacion SA (Spain)		65,674	717,614

Liberty Global PLC Ser. C (United Kingdom)(NON)		37,000	1,389,720

WPP PLC (United Kingdom)		126,033	2,937,038

			5,044,372
Metals and mining (0.4%)

Glencore PLC (United Kingdom)		311,879	701,947

			701,947
Multi-utilities (2.7%)

Centrica PLC (United Kingdom)		293,428	955,696

RWE AG (Germany)		110,092	1,423,658

Veolia Environnement SA (France)		83,397	2,007,219

			4,386,573
Oil, gas, and consumable fuels (7.7%)

EnCana Corp. (Canada)		136,500	832,400

Royal Dutch Shell PLC Class A (United Kingdom)		233,926	5,665,162

Royal Dutch Shell PLC Class B (United Kingdom)		64,758	1,577,218

Suncor Energy, Inc. (Canada)		95,600	2,662,446

Total SA (France)		37,059	1,685,532

			12,422,758
Personal products (1.4%)

Asaleo Care, Ltd. (Australia)		386,616	539,376

Unilever NV ADR (Netherlands)		38,780	1,732,113

			2,271,489
Pharmaceuticals (8.6%)

Astellas Pharma, Inc. (Japan)		218,900	2,910,692

AstraZeneca PLC (United Kingdom)		41,486	2,316,474

Bayer AG (Germany)		16,691	1,961,589

Novartis AG (Switzerland)		18,204	1,314,973

Sanofi (France)		65,990	5,307,212

			13,810,940
Real estate investment trusts (REITs) (2.0%)

Hibernia REIT PLC (Ireland)		1,225,986	1,810,750

Japan Hotel REIT Investment Corp (Japan)		1,617	1,423,828

			3,234,578
Real estate management and development (2.8%)

Hang Lung Group, Ltd. (Hong Kong)		332,000	952,258

Mitsubishi Estate Co., Ltd. (Japan)		57,000	1,058,763

Mitsui Fudosan Co., Ltd. (Japan)		61,000	1,521,951

Sumitomo Realty & Development Co., Ltd. (Japan)		35,000	1,024,390

			4,557,362
Software (0.8%)

Nintendo Co., Ltd. (Japan)		8,400	1,194,189

			1,194,189
Technology hardware, storage, and peripherals (3.2%)

Casetek Holdings, Ltd. (Taiwan)		294,000	1,598,620

Lenovo Group, Ltd. (China)		1,502,000	1,169,482

Samsung Electronics Co., Ltd. (South Korea)		2,049	2,350,724

			5,118,826
Tobacco (3.7%)

Japan Tobacco, Inc. (Japan)		72,700	3,029,570

Philip Morris International, Inc.		29,300	2,874,623

			5,904,193
Trading companies and distributors (2.7%)

ITOCHU Corp. (Japan)		95,500	1,176,090

Mitsubishi Corp. (Japan)		109,300	1,851,044

Wolseley PLC (United Kingdom)		23,137	1,302,826

			4,329,960
Transportation infrastructure (1.6%)

Aena SA (Spain)(NON)		13,316	1,712,852

Sumitomo Warehouse Co., Ltd. (The) (Japan)		167,000	850,247

			2,563,099
Wireless telecommunication services (3.0%)

KDDI Corp. (Japan)		61,900	1,653,307

Vodafone Group PLC (United Kingdom)		969,251	3,089,376

			4,742,683

Total common stocks (cost $157,596,864)			$157,574,776

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (0.2%)(a)
		Principal amount	Value

U.S. Government Agency Mortgage Obligations (0.2%)

Federal National Mortgage Association Pass-Through Certificates 3.296%, January 1, 2021(i)		$251,685	$277,609

			277,609

Total U.S. government and agency mortgage obligations (cost $277,609)			$277,609

U.S. TREASURY OBLIGATIONS (0.0%)(a)
		Principal amount	Value

U.S. Treasury Notes 1.750%, April 30, 2022(i)		$31,000	$31,771

Total U.S. treasury obligations (cost $31,771)			$31,771

SHORT-TERM INVESTMENTS (1.4%)(a)
		Principal amount/shares	Value

Putnam Short Term Investment Fund 0.44%(AFF)	Shares	1,762,871	$1,762,871

SSgA Prime Money Market Fund Class N 0.40%(P)	Shares	110,000	110,000

U.S. Treasury Bills 0.30%, May 19, 2016		$79,000	78,986

U.S. Treasury Bills 0.23%, April 21, 2016(SEGSF)		68,000	67,996

U.S. Treasury Bills 0.07%, April 14, 2016(SEGSF)		26,000	25,999

U.S. Treasury Bills 0.07%, April 7, 2016(SEGSF)		237,000	236,995

Total short-term investments (cost $2,282,826)			$2,282,847

TOTAL INVESTMENTS

Total investments (cost $160,189,070)(b)			$160,167,003

FORWARD CURRENCY CONTRACTS at 3/31/16 (aggregate face value $47,589,445) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	4/20/16	$5,459,051	$5,094,714	$364,337
	British Pound	Buy	6/15/16	669,873	655,326	14,547
	Canadian Dollar	Sell	4/20/16	458,611	416,735	(41,876)
Barclays Bank PLC
	Canadian Dollar	Sell	4/20/16	769,459	718,802	(50,657)
	Euro	Buy	6/15/16	578,523	564,457	14,066
	Hong Kong Dollar	Buy	5/18/16	2,857,000	2,850,246	6,754
	Japanese Yen	Sell	5/18/16	332,530	309,712	(22,818)
	Singapore Dollar	Buy	5/18/16	1,546,877	1,461,439	85,438
Citibank, N.A.
	Canadian Dollar	Buy	4/20/16	341,109	335,850	5,259
	Canadian Dollar	Sell	4/20/16	341,109	333,919	(7,190)
	Danish Krone	Sell	6/15/16	561,553	542,903	(18,650)
	Euro	Sell	6/15/16	4,636,057	4,485,733	(150,324)
	Japanese Yen	Sell	5/18/16	504,059	469,392	(34,667)
Credit Suisse International
	Japanese Yen	Sell	5/18/16	760,599	708,188	(52,411)
	Norwegian Krone	Buy	6/15/16	983,216	940,478	42,738
	Swedish Krona	Buy	6/15/16	2,289,380	2,168,097	121,283
Deutsche Bank AG
	Australian Dollar	Buy	4/20/16	725,162	676,739	48,423
	Canadian Dollar	Sell	4/20/16	714,327	667,406	(46,921)
Goldman Sachs International
	Japanese Yen	Buy	5/18/16	2,799,912	2,606,665	193,247
HSBC Bank USA, National Association
	British Pound	Sell	6/15/16	594,310	590,557	(3,753)
	Canadian Dollar	Buy	4/20/16	213,058	209,777	3,281
	Canadian Dollar	Sell	4/20/16	213,058	199,052	(14,006)
JPMorgan Chase Bank N.A.
	British Pound	Buy	6/15/16	3,358,559	3,288,654	69,905
	Canadian Dollar	Buy	4/20/16	784,782	699,062	85,720
	Canadian Dollar	Sell	4/20/16	784,782	772,584	(12,198)
	New Zealand Dollar	Sell	4/20/16	1,155,461	1,120,458	(35,003)
	Singapore Dollar	Buy	5/18/16	604,390	570,668	33,722
	South Korean Won	Sell	5/18/16	2,376,326	2,240,278	(136,048)
State Street Bank and Trust Co.
	Australian Dollar	Buy	4/20/16	2,024,892	1,889,177	135,715
	British Pound	Buy	6/15/16	423,932	403,467	20,465
	Canadian Dollar	Sell	4/20/16	992,605	927,197	(65,408)
	Euro	Sell	6/15/16	152,813	145,890	(6,923)
	Israeli Shekel	Buy	4/20/16	1,388,019	1,331,120	56,899
	Japanese Yen	Sell	5/18/16	41,367	35,451	(5,916)
	Swedish Krona	Sell	6/15/16	972,691	920,598	(52,093)
UBS AG
	Australian Dollar	Sell	4/20/16	1,138,872	1,039,718	(99,154)
	Canadian Dollar	Sell	4/20/16	1,078,382	1,007,438	(70,944)
	Swiss Franc	Buy	6/15/16	3,743,345	3,638,060	105,285
WestPac Banking Corp.
	Canadian Dollar	Sell	4/20/16	621,696	553,438	(68,258)

Total						$411,866

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2015 through March 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $160,575,840.
(b)	The aggregate identified cost on a tax basis is $160,468,336, resulting in gross unrealized appreciation and depreciation of $20,717,933 and $21,019,266, respectively, or net unrealized depreciation of $301,333.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$465,515	$26,759,718	$25,462,362	$3,603	$1,762,871
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $357,508 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	Japan	21.7%
	United Kingdom	19.5
	France	13.4
	Germany	6.6
	Netherlands	5.0
	Ireland	4.7
	United States	4.4
	Switzerland	4.1
	Canada	3.0
	Australia	3.0
	Sweden	2.0
	Hong Kong	1.8
	Spain	1.5
	South Korea	1.5
	China	1.3
	Belgium	1.1
	Finland	1.1
	New Zealand	1.1
	Taiwan	1.0
	Denmark	0.8
	Italy	0.8
	Norway	0.5
	Other	0.1

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $226,852 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $353,121 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $189,994 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$9,367,932	$5,576,256	$—
Consumer staples	8,745,043	10,104,230	—
Energy	3,494,846	8,927,912	—
Financials	19,299,445	27,756,504	—
Health care	2,910,692	10,900,248	—
Industrials	5,781,899	13,676,389	—
Information technology	6,313,015	2,631,922	—
Materials	—	3,468,801	—
Telecommunication services	6,421,188	5,113,414	—
Utilities	1,061,886	6,023,154	—
Total common stocks	63,395,946	94,178,830	—
U.S. government and agency mortgage obligations	—	277,609	—
U.S. treasury obligations	—	31,771	—
Short-term investments	1,872,871	409,976	—

Totals by level	$65,268,817	$94,898,186	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$411,866	$—

Totals by level	$—	$411,866	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	1,407,084	995,218

Total	$1,407,084	$995,218

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$99,600,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	378,884	106,258	5,259	164,021	48,423	193,247	3,281	189,347	213,079	105,285	—	1,407,084

	Total Assets	$378,884	$106,258	$5,259	$164,021	$48,423	$193,247	$3,281	$189,347	$213,079	$105,285	$—	$1,407,084

	Liabilities:
	Forward currency contracts#	41,876	73,475	210,831	52,411	46,921	—	17,759	183,249	130,340	170,098	68,258	995,218

	Total Liabilities	$41,876	$73,475	$210,831	$52,411	$46,921	$—	$17,759	$183,249	$130,340	$170,098	$68,258	$995,218

	Total Financial and Derivative Net Assets	$337,008	$32,783	$(205,572)	$111,610	$1,502	$193,247	$(14,478)	$6,098	$82,739	$(64,813)	$(68,258)	$411,866
	Total collateral received (pledged)##†	$277,609	$—	$(189,994)	$—	$—	$193,247	$—	$6,098	$31,771	$—	$—
	Net amount	$59,399	$32,783	$(15,578)	$111,610	$1,502	$—	$(14,478)	$—	$50,968	$(64,813)	$(68,258)

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 27, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 27, 2016